Segment Information - Schedule of Equipment Sales (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Equipment Sales [Line Items]
Equipment sales	$ 3,801	$ 1,148
GEO [Member]
Schedule of Equipment Sales [Line Items]
Equipment sales	3,736	1,148
LEO [Member]
Schedule of Equipment Sales [Line Items]
Equipment sales	$ 65